Document and Entity Information	Aug. 12, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001921603
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	WhiteHawk Minerals Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-43337
Entity Tax Identification Number	88-0862160
Entity Address, Address Line One	2000 Market Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	484-3412
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WHK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 25, 2026, the Company filed the Certificate of Designations of Series E Preferred Stock (the “Certificate of Designations”) with the Secretary of State of the State of Delaware to designate the rights, preferences and privileges of the Series E Preferred Stock. The Certificate of Designations became effective upon filing. The information set forth under “Item 1.01 Entry into a Material Definitive Agreement—Series E Preferred Stock Offering” regarding the terms of the Series E Preferred Stock is incorporated by reference into this Item 5.03. A copy of the Certificate of Designations is filed as Exhibit 3.1 to this Current Report on Form 8-K/A and is incorporated herein by reference.